Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Physical gold bullion cost	$ 1,847,220	$ 1,959,279
Physical silver bullion cost	$ 934,373	980,623
Percent value of net assets of the Trust	0.40%
Management fee payable	$ 1,800
Threshold percent value of net assets of trust to calculate management fee	0.65%
Capital losses available for tax purposes	$ 0	$ 0
Sprott Inc [Member]
IfrsStatementLineItems [Line Items]
Number of units	0	703,799
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ 292	$ (293)
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical gold bullion that constitutes total equity	68.60%	67.80%
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	23.50%	24.40%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	7.90%	7.70%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 50,100	$ 42,300
Percentage decrease in market value of gold	1.00%
Percentage decrease in market value of silver	1.00%